RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
9.	RELATED PARTY TRANSACTIONS

For the years ended December 31, 2018, 2019 and 2020, significant related party transactions were as follows:

		For the Year Ended
		December 31,
	Note	2018	2019	2020
Listing service revenue from Fang	9 (1)	4,543	26,382	—
Analytics services revenue	9 (2)	—	17,296	11,006
Costs and expenses allocated from Fang, excluding the share-based compensation costs and expenses related to Fang’s share-based awards	2 (a)	9,919	4,337	—
Rent expenses	4	7,621	7,621	7,621
IT service fee	9 (3)	—	5,214	7,500
Software license fee	9 (4)	—	278	500
Repayment of cash advance from related parties	9 (6)	3,815	—	—
Share-based compensation expenses related to Fang’s share-based awards	9 (7)	6,808	3,894	—
Disposal of subsidiaries to Fang	9(8)	—	—	4,325
Advance to a noncontrolling interest holder	9 (9)	—	—	3,090

Amounts due from related parties - current were as follows:

		As of
		December 31,
	Note	2019	2020
Prepayments to and amounts due from related parties
Beihai Long Island Hotel Co., Ltd	9 (2)	1,500	—
Beijing CheTianXia Information Co., Ltd.	9 (2)	3,320	—
China Enterprise Evaluation Association	9 (9)	—	3,090
Total		4,820	3,090

Amounts due from a related party - noncurrent was as follows:

		As of December 31,
	Note	2019	2020
Amounts due from Fang - noncurrent
Gross amount	14	—	547,069
Allowance for doubtful accounts	14	—	(547,069)
Total		—	—

Amounts due to a related party was as follows:

		As of
		December 31,
	Note	2019	2020
Amounts due to a related party
Fang	9 (5)	7,734	156
Total		7,734	156
(1)	The Company acted as an agent on behalf of Fang on listing services for commercial properties. The Company recorded the revenues on net basis when Fang and its customers enter into a sales contract. On January 1, 2020, the Company and Fang agreed to terminate the cooperation agreement.
9.	RELATED PARTY TRANSACTIONS (continued)
(2)

Beijing CheTianXia Information Co., Ltd. (“CheTianXia”), Guangxi Pukai Xingye Hotel Investment Co., Ltd (“Guangxi Pukai”) and Beihai Long Island Hotel Co, Ltd. (“Beihai Long Island”) are companies under the control of Mr. Vincent Tianquan Mo, the Company’s chairman of the board of directors and the controlling shareholder.

On August 26, 2019, the Company entered into a contract with CheTianXia and Guangxi Pukai, pursuant to which the Company was engaged in providing analytics services for the sale of land use right assets and the total contract consideration was RMB20,000, over a period of shorter of (1) eighteen months effective from January 1, 2019 or (2) upon completion of the sales of the assets.

On August 26, 2019, the Company entered into a contract with Beihai Long Island, pursuant to which the Company was engaged in providing analytics services for the sales of properties and the total contract consideration was RMB10,000, over a period of shorter of (1) twelve months effective from July 1, 2019 or (2) upon completion of the sales of the properties.

The transactions were approved by the Company’s Board of Director on August 22, 2019. The Company recognized revenue of analytics services on a cumulative catch-up basis since the effective dates of the contracts and both of the contracts matured on June 30, 2020. The Company recognized analytics services revenue from these three related parties of RMB17,296 and RMB11,006 for the years ended December 31, 2019 and 2020, respectively.

(3)

The Company continued to utilize Fang’s server and other IT services after the separation and incurred IT service fee of RMB5,214 and RMB7,500 during the period from June 11, 2019 to December 31, 2019 and the year ended December 31, 2020, respectively. The Company paid RMB7,500 and RMB7,950 to Fang for the IT service in 2019 and 2020, respectively. The balances of RMB2,286 and RMB1,836 represented the IT service fee prepaid to Fang as of December 31, 2019 and 2020, respectively, which were offset with an equivalent amount due to Fang according to the agreement described in Note 9 (5).

(4)

The Company entered into a software license agreement with Fang, pursuant to which, Fang agrees to license the right of using certain of their software at annual royalty fee of RMB500. The term of the software license agreement is 10 years. The agreement is effective from June 11, 2019. RMB278 and RMB500 of software license fee incurred during the period from June 11, 2019 to December 31, 2019 and the year ended December 31, 2020, respectively. The Company did not settle the expense in cash in 2019 and made the payment of RMB500 in 2020. The balances of RMB278 represented the software license fee payable to Fang as of December 31, 2019 and 2020, which were offset with an equivalent amount due from Fang according to the agreement described in Note 9 (5).

(5)

After the completion of the separation, there were certain cash collections and cash payments on behalf of each other between the Company and Fang from June 11, 2019 to December 31, 2020. In November 2019, the Company entered into an agreement with Fang to settle all such balances with Fang on a quarterly basis in net amounts. The balances of RMB7,734 and RMB156 as of December 31 ,2019 and 2020 represented the net amount due to Fang, after offsetting with an equivalent amount due from and prepayments to Fang of RMB56,850 and RMB84,831 as of December 31 ,2019 and 2020, respectively.

(6)

The amounts due to Beijing Heng Xin Jia Hua Investment Consulting Limited and Beijing Jin Hua Ming Advertising Limited as of December 31, 2017, both of which were jointly controlled by Mr. Vincent Tianquan Mo, and a third-party individual, represent cash advances the Company received from the respective companies. The Company settled the balances of RMB3,815 with these two companies in cash in January 2018.

(7)

Prior to the separation, certain of the Company’s employees participated in Fang’s various stock related award incentive plans. Share-based compensation expenses related to Fang’s share-based awards allocated from Fang were RMB6,808 and RMB3,894 for the year ended December 31, 2018 and during the period from January 1, 2019 to June 11, 2019, respectively. See Note 10 in details.

(8)

The Company disposed of two of its subsidiaries in Chengdu to Fang in April 2020 at a consideration of RMB4,325, which was the carrying amount of the net assets of the subsidiaries as of the disposal date. The Company collected RMB4,325 in cash in October 2020.

(9)

The amount due from China Enterprise Evaluation Association as of December 31, 2020, which was one of the noncontrolling interest holders of Shouzheng, represents cash advances provided by the Company. The Company collected the balance from China Enterprise Evaluation Association in cash in March 2021.